Shareholders’ Deficit - Schedule of Stock Grant Activity (Details) - Stock Grants [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Grant Activity [Line Items]
Shares, Nonvested at beginning of period	346,250			14,845
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 1.43			$ 5.19
Shares, Granted			369,541
Weighted Average Grant Date Fair Value, Granted			$ 1.43
Shares, Vested	(49,688)		(23,291)	(12,295)
Weighted Average Grant Date Fair Value, Vested	$ (1.39)		$ (1.47)	$ (4.93)
Shares, Forfeited				(2,550)
Weighted Average Grant Date Fair Value, Forfeited				$ (6.43)
Shares, Nonvested at end of period	296,562		346,250
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 1.43		$ 1.43